Completed Acquisitions Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 In-process Research and Development [Member]	Dec. 31, 2010 In-process Research and Development [Member]	Dec. 31, 2011 Customer Relationships [Member] Y	Dec. 31, 2010 Customer Relationships [Member] Y	Dec. 31, 2009 Customer Relationships [Member] Y	Dec. 31, 2011 Product Technology [Member] Y	Dec. 31, 2010 Product Technology [Member] Y	Dec. 31, 2009 Product Technology [Member] Y	Dec. 31, 2011 Tradenames and other [Member] Y	Dec. 31, 2010 Tradenames and other [Member] Y	Dec. 31, 2009 Tradenames and other [Member] Y	Aug. 31, 2011 Phadia [Member]	Aug. 31, 2011 Phadia [Member] Customer Relationships [Member]	Aug. 31, 2011 Phadia [Member] Product Technology [Member]	Aug. 31, 2011 Phadia [Member] Tradenames and other [Member]	May 31, 2011 Dionex [Member]	May 31, 2011 Dionex [Member] In-process Research and Development [Member]	May 31, 2011 Dionex [Member] Customer Relationships [Member]	May 31, 2011 Dionex [Member] Product Technology [Member]	May 31, 2011 Dionex [Member] Tradenames and other [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Feb. 28, 2010 Ahura Scientific [Member] Customer Relationships [Member]	Feb. 28, 2010 Ahura Scientific [Member] Product Technology [Member]	Feb. 28, 2010 Ahura Scientific [Member] Tradenames and other [Member]	Mar. 31, 2010 Finnzymes [Member]	Mar. 31, 2010 Finnzymes [Member] Customer Relationships [Member]	Mar. 31, 2010 Finnzymes [Member] Product Technology [Member]	Mar. 31, 2010 Finnzymes [Member] Tradenames and other [Member]	Jul. 31, 2010 Fermentas [Member]	Jul. 31, 2010 Fermentas [Member] Customer Relationships [Member]	Jul. 31, 2010 Fermentas [Member] Product Technology [Member]	Jul. 31, 2010 Fermentas [Member] Tradenames and other [Member]	Apr. 30, 2009 Biolab [Member]	Apr. 30, 2009 Biolab [Member] Customer Relationships [Member]	Apr. 30, 2009 Biolab [Member] Product Technology [Member]	Apr. 30, 2009 Biolab [Member] Tradenames and other [Member]	Oct. 31, 2009 BRAHMS [Member]	Oct. 31, 2009 BRAHMS [Member] Customer Relationships [Member]	Oct. 31, 2009 BRAHMS [Member] Product Technology [Member]	Oct. 31, 2009 BRAHMS [Member] Tradenames and other [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2009 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member] In-process Research and Development [Member]	Dec. 31, 2011 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2010 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2009 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2011 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2010 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2009 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2011 Other Acquisitions [Member] Tradenames and other [Member]	Dec. 31, 2010 Other Acquisitions [Member] Tradenames and other [Member]	Dec. 31, 2009 Other Acquisitions [Member] Tradenames and other [Member]
Net Assets Acquired
Current assets	$ 576.3	$ 81.1	$ 92.1												$ 323.5				$ 227.8					$ 22.3				$ 6.1				$ 23.3				$ 38.2				$ 47.4				$ 25.0	$ 29.4	$ 6.5
Property, plant and equipment	263.6	20.4	37.0												150.2				84.4					3.3				3.4				9.6				3.3				32.9				29.0	4.1	0.8
Intangible assets (Definite Lived)						1,469.7	170.7	261.9	1,066.5	147.3	143.0	171.9	10.2	10.9		956.8	696.3	132.6			495.3	350.2	35.7		46.1	30.4	0.4		16.1	18.6	0.1		67.9	73.5	5.3		51.4	0.9	1.3		203.8	135.2	9.4					17.6	40.6	6.7	20.0	24.8	6.9	3.6	4.4	0.2
Intangible assets (Indefinite Lived)				18.3	4.4															18.3																											4.4
Goodwill	3,164.1	314.4	269.7												1,817.3				1,316.9					109.9				24.8				117.2				62.3				183.4				29.9	62.5	24.0
Other assets	73.1	14.1	3.5												67.9				4.1					0.1				2.0				3.0								3.5				1.1	9.0
Liabilities assumed	(1,137.5)	(127.3)	(166.8)												(606.3)				(503.6)					(46.1)				(12.8)				(39.4)				(25.8)				(134.0)				(27.6)	(29.0)	(7.0)
Total Purchase Price	$ 5,666.0	$ 635.3	$ 651.3												$ 3,538.3				$ 2,029.1					$ 166.4				$ 58.3				$ 260.4				$ 131.6				$ 481.6				$ 98.6	$ 150.2	$ 38.1
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (in years)	13	9	11			14	10	11	11	9	9	14	10	8